Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) - Level 1 $ in Thousands	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	100.00%
Fair value of plan assets	$ 805,773
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	59.00%
Fair value of plan assets	$ 479,506
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	32.00%
Fair value of plan assets	$ 255,975
Other
Defined Benefit Plan Disclosure [Line Items]
Allocation percentage	9.00%
Fair value of plan assets	$ 70,292